Oil and Natural Gas Properties (Tables) (Linn Energy, LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Capitalized Costs Related to Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2012	2011
	(in thousands)
Proved properties:
Leasehold acquisition	$8,603,888	$6,040,239
Development	2,553,127	1,484,486
Unproved properties	454,315	310,925
	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,025,656)	(1,033,617)
	$9,585,674	$6,802,033